Application of new and revised IFRS as issued by the IASB (Details)	12 Months Ended
Dec. 31, 2023
Amendments to IFRS 10 and IAS 28 "Sale or Contribution of Assets between An Investor and Its Associate or Joint Venture"
Statement [line items]
Title of new IFRS	Amendments to IFRS 10 and IAS 28 “Sale or Contribution of Assets Between an Investor and Its Associate or Joint Venture”
Determination Subject To IASB Approval	Effective date to be determined by IASB
IFRS16 "Requirements for Sale and Leaseback Transactions"
Statement [line items]
Title of new IFRS	IFRS16 “Requirements for Sale and Leaseback Transactions”
Date by which application of new IFRS is required	Jan. 01, 2024
Amendments to IAS 1 "Classification of Liabilities as Current or Non-current"
Statement [line items]
Title of new IFRS	Amendments to IAS 1 “Classification of Liabilities as Current or Non-current”
Date by which application of new IFRS is required	Jan. 01, 2024
Amendments to IAS 1 "Non-current Liabilities with Covenants"
Statement [line items]
Title of new IFRS	Amendments to IAS 1 “Non-current Liabilities with Covenants”
Date by which application of new IFRS is required	Jan. 01, 2024
Amendments to IAS 7 and IFRS 7 Supplier Finance Arrangement
Statement [line items]
Title of new IFRS	Amendments to IAS 7 and IFRS 7 “Supplier Finance Arrangement”
Date by which application of new IFRS is required	Jan. 01, 2024
Amendments to IAS 21 Lack of Exchangeabilit
Statement [line items]
Title of new IFRS	Amendments to IAS 21 “Lack of Exchangeability”
Date by which application of new IFRS is required	Jan. 01, 2025
Amendments to IAS 1 "Disclosure of Accounting Policies"
Statement [line items]
Title of new IFRS	Amendments to IAS 1 “Disclosure of Accounting Policies”
Date by which application of new IFRS is required	Jan. 01, 2023
Amendments to IAS 8 "Definition of Accounting Estimates"
Statement [line items]
Title of new IFRS	Amendments to IAS 8 “Definition of Accounting Estimates”
Date by which application of new IFRS is required	Jan. 01, 2023
Amendments to IAS 12 Deferred Tax related to Assets and Liabilities arising from a Single Transaction
Statement [line items]
Title of new IFRS	Amendments to IAS 12 “Deferred Tax related to Assets and Liabilities arising from a Single Transaction”
Date by which application of new IFRS is required	Jan. 01, 2023
Amendments to IAS 12 International Tax Reform Pillar Two Model Rules
Statement [line items]
Title of new IFRS	Amendments to IAS 12 “International Tax Reform—Pillar Two Model Rules”
Date by which application of new IFRS is required	May 23, 2023